Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 13,227	$ 20,180	$ 20,843
Non-Current Assets	29,758	32,429
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	8,399	11,798	11,694
Non-Current Assets	26,168	28,336
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	4,828	8,382	$ 9,149
Non-Current Assets	$ 3,590	$ 4,093